Summary of Significant Accounting Policies - Revenues per Category (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 416,718	$ 482,449	$ 505,686
Sale of products revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	17,272	9,384	32,508
COA/Voyage revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	60,665	53,215	54,744
Time chartering revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	253,241	326,867	363,333
Profit sharing revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	0	0	(52)
Port terminal revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	73,112	80,180	58,552
Storage fees (dry port) revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,364	3,452	882
Dockage revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,948	4,310	3,136
Liquid port terminal revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	4,606	4,032	3,739
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	510	1,009	897
Dry Bulk Vessel Operations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	200,793	254,178	298,052
Dry Bulk Vessel Operations | COA/Voyage revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	6,660	3,727	19,121
Dry Bulk Vessel Operations | Time chartering revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	194,005	250,187	278,591
Dry Bulk Vessel Operations | Profit sharing revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	0	0	(52)
Dry Bulk Vessel Operations | Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	128	264	392
Logistics Business
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	215,925	228,271	207,634
Logistics Business | Sale of products revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	17,272	9,384	32,508
Logistics Business | COA/Voyage revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	54,005	49,488	35,623
Logistics Business | Time chartering revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	59,236	76,680	72,689
Logistics Business | Port terminal revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	73,112	80,180	58,552
Logistics Business | Storage fees (dry port) revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,364	3,452	882
Logistics Business | Dockage revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	3,948	4,310	3,136
Logistics Business | Liquid port terminal revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	4,606	4,032	3,739
Logistics Business | Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	382	745	505
Containers Business
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	0	0	12,053
Containers Business | Time chartering revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 0	$ 0	$ 12,053